EARNINGS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders			$ (25,783,834)	$ (63,945,285)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	17,025,203	10,718,010	11,968,665	1,928,172
Adjusted Weighted Average Shares			11,968,665	1,928,172
Basic and Diluted Net (Loss) Income per Share			$ (2.15)	$ (33.16)